united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (BWDTX)

Class I2 (BWDTX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$21	0.41%

How did the Fund perform during the reporting period?

As of December 31, 2024, LDEI Class I2 generated a total return of 3.19% for the six months ended December 31, 2024.  The Fund’s primary benchmark, the Bloomberg 1-3 Year Govt/Credit Index returned 2.94%.  The slope of the yield curve changed materially over the period, with yields on Two-Year Treasury Notes dropping from 4.76% to 4.24%.  In contrast, yields on Ten-Year Treasury Notes increased from 4.40% to 4.57%.  The Federal Reserve began decreasing its Federal Funds rate in September, which led to the decrease in shorter maturity yields.  More broadly, the Bloomberg Aggregate Index with a duration of approximately 6 years returned 1.98% for the same period.  Thematically, the interest rate rollercoaster moved closer to our expectation of higher rates for longer.  Positionally, we continued to focus on maintaining floating rate exposure, mostly through CLOs, maintaining our exposure at 37%.  This exposure was beneficial to performance as longer-term interest rates rose, underperforming floating rate products.  We periodically took advantage of higher rates and added to the Fund’s longer duration Treasury holdings, bringing that exposure back up to over 8%.  We maintained the Fund’s average credit quality in the BBB category and were very active in the CLO market as the Fund experienced a material amount of CLO maturities and prepayments.  In the CLO space, we continued to focus on securities near or past the end of their Reinvestment Period, predominantly in the A-rated category.  On the economic front, growth in the U.S. continued to exceed expectations, driven by better-than-expected consumer spending.  We expect the resilience of the consumer to extend into the New Year.  As such, the outlook for growth in the first quarter remains positive, however, a moderation from the recent pace appears likely.  The inflation picture played out as we expected and reaccelerated during the fourth quarter.  As a result, we continue to expect a slowing pace of interest rate cuts from the Federal Reserve, at least until we gain additional clarity with respect to fiscal policy.  Interestingly, the federal funds futures market reflects fewer than two rate cuts in 2025.  LDEI remains a credit focused, income generating Fund.  As such, our expectation is for income generation to continue to be the primary driver of returns for the Fund.  From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Boyd Watterson Limited Duration Enhanced Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$14,713
$11,790
$11,750
$11,432
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,204	$10,065	$10,097	$10,055
12/31/16	$10,842	$10,194	$10,255	$10,321
12/31/17	$11,285	$10,281	$10,385	$10,687
12/31/18	$11,228	$10,445	$10,529	$10,688
12/31/19	$12,119	$10,866	$11,056	$11,620
12/31/20	$12,682	$11,228	$11,576	$12,492
12/31/21	$12,976	$11,175	$11,464	$12,299
12/31/22	$12,566	$10,763	$10,834	$10,699
12/31/23	$13,798	$11,259	$11,363	$11,291
12/31/24	$14,713	$11,750	$11,790	$11,432

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	3.19%	6.63%	3.96%	3.94%
Bloomberg 1-3 Year US Government/Credit Index	2.94%	4.36%	1.58%	1.63%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.76%	3.76%	1.29%	1.66%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$496,792,615
  Number of Portfolio Holdings161
  Advisory Fee (net of waivers)$642,954
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	51.8%
Corporate Bonds	32.2%
Money Market Funds	1.9%
Preferred Stocks	1.3%
Term Loans	4.9%
U.S. Government & Agencies	2.9%
U.S. Treasury Bonds & Notes	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors 1.6%
CLO 24.5%
ABS 17.6%
Energy 8.2%
Clo 8.4%
U.S. Treasury Obligations 7.9%
Consumer Discretionary 6.5%
Materials 6.3%
Industrials 5.2%
Financials 4.5%
Technology 2.4%
Money Market Funds 1.9%
Communications 1.8%
Consumer Staples 1.6%
Abs 0.8%
Other Assets in Excess of Liabilities 0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Abs	0.8%
Consumer Staples	1.6%
Communications	1.8%
Money Market Funds	1.9%
Technology	2.4%
Financials	4.5%
Industrials	5.2%
Materials	6.3%
Consumer Discretionary	6.5%
U.S. Treasury Obligations	7.9%
Clo	8.4%
Energy	8.2%
ABS	17.6%
CLO	24.5%
Other Sectors	1.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.0%
Exeter Automobile Receivables Trust 2021-4, E	2.1%
First American Government Obligations Fund, X	1.9%
First Investors Auto Owner Trust 2023-1, D	1.8%
United States Treasury Note	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.5%
Goldentree Loan Management US Clo 3 Ltd., D	1.3%
GoldenTree Loan Management US CLO 16 Ltd., CR	1.3%
United States Treasury Note	1.3%
MasTec, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (BWDTX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://boydwattersonfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-BWDTX

Boyd Watterson Limited Duration Enhanced Income Fund - Class I (BWDIX )

Class I (BWDIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%

How did the Fund perform during the reporting period?

As of December 31, 2024, LDEI Class I generated a total return of 3.25% for the six months ended December 31, 2024.  The Fund’s primary benchmark, the Bloomberg 1-3 Year Govt/Credit Index returned 2.94%.  The slope of the yield curve changed materially over the period, with yields on Two-Year Treasury Notes dropping from 4.76% to 4.24%.  In contrast, yields on Ten-Year Treasury Notes increased from 4.40% to 4.57%.  The Federal Reserve began decreasing its Federal Funds rate in September, which led to the decrease in shorter maturity yields.  More broadly, the Bloomberg Aggregate Index with a duration of approximately 6 years returned 1.98% for the same period.  Thematically, the interest rate rollercoaster moved closer to our expectation of higher rates for longer.  Positionally, we continued to focus on maintaining floating rate exposure, mostly through CLOs, maintaining our exposure at 37%.  This exposure was beneficial to performance as longer-term interest rates rose, underperforming floating rate products.  We periodically took advantage of higher rates and added to the Fund’s longer duration Treasury holdings, bringing that exposure back up to over 8%.  We maintained the Fund’s average credit quality in the BBB category and were very active in the CLO market as the Fund experienced a material amount of CLO maturities and prepayments.  In the CLO space, we continued to focus on securities near or past the end of their Reinvestment Period, predominantly in the A-rated category.  On the economic front, growth in the U.S. continued to exceed expectations, driven by better-than-expected consumer spending.  We expect the resilience of the consumer to extend into the New Year.  As such, the outlook for growth in the first quarter remains positive, however, a moderation from the recent pace appears likely.  The inflation picture played out as we expected and reaccelerated during the fourth quarter.  As a result, we continue to expect a slowing pace of interest rate cuts from the Federal Reserve, at least until we gain additional clarity with respect to fiscal policy.  Interestingly, the federal funds futures market reflects fewer than two rate cuts in 2025.  LDEI remains a credit focused, income generating Fund.  As such, our expectation is for income generation to continue to be the primary driver of returns for the Fund.  From a credit perspective, the Fund continues to experience more credit agency upgrades than downgrades and does not have any individual holdings trading at distressed levels.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Boyd Watterson Limited Duration Enhanced Income Fund
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. 1-5 Year Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,248
$11,459
$11,387
$10,885
04/13/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
12/31/17	$10,288	$10,026	$10,030	$10,176
12/31/18	$10,226	$10,186	$10,169	$10,177
12/31/19	$11,018	$10,597	$10,678	$11,064
12/31/20	$11,500	$10,950	$11,181	$11,895
12/31/21	$11,746	$10,898	$11,072	$11,711
12/31/22	$11,359	$10,496	$10,463	$10,188
12/31/23	$12,436	$10,980	$10,975	$10,751
12/31/24	$13,248	$11,459	$11,387	$10,885

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	3.25%	6.52%	3.75%	3.71%
Bloomberg 1-3 Year US Government/Credit Index	2.94%	4.36%	1.58%	1.78%
Bloomberg U.S. 1-5 Year Government/Credit Index	2.76%	3.76%	1.29%	1.70%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$496,792,615
  Number of Portfolio Holdings161
  Advisory Fee (net of waivers)$642,954
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	51.8%
Corporate Bonds	32.2%
Money Market Funds	1.9%
Preferred Stocks	1.3%
Term Loans	4.9%
U.S. Government & Agencies	2.9%
U.S. Treasury Bonds & Notes	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Abs	0.8%
Consumer Staples	1.6%
Communications	1.8%
Money Market Funds	1.9%
Technology	2.4%
Financials	4.5%
Industrials	5.2%
Materials	6.3%
Consumer Discretionary	6.5%
U.S. Treasury Obligations	7.9%
Clo	8.4%
Energy	8.2%
ABS	17.6%
CLO	24.5%
Other Sectors	1.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	5.0%
Exeter Automobile Receivables Trust 2021-4, E	2.1%
First American Government Obligations Fund, X	1.9%
First Investors Auto Owner Trust 2023-1, D	1.8%
United States Treasury Note	1.6%
Neuberger Berman CLO XVII Ltd., CR3	1.5%
Goldentree Loan Management US Clo 3 Ltd., D	1.3%
GoldenTree Loan Management US CLO 16 Ltd., CR	1.3%
United States Treasury Note	1.3%
MasTec, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Boyd Watterson Limited Duration Enhanced Income Fund - Class I (BWDIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://boydwattersonfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-BWDIX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Boyd Watterson Limited Duration

Enhanced Income Fund

Class I Shares – BWDIX

Class I2 Shares – BWDTX

Semi-Annual Financial Statements
and
Additional Information

December 31, 2024

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

			Coupon Rate
Shares			(%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.3%

	ASSET MANAGEMENT — 0.5%
1 20,000	Charles Schwab Corporation (The) - Series J		1.113	06/01/26	$2,341,200

	BANKING — 0.8%
1 17,000	Huntington Bancshares Inc - Series H		1.125		2,073,240
1 22,135	US Bancorp, B - Series M		1.000	04/15/26	2,158,125
					4,231,365
	TOTAL PREFERRED STOCKS (Cost $9,080,956)				6,572,565

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.4%
	AUTO LOAN — 18.7%
5,000,000	American Credit Acceptance Receivables Trust Series 4 F(a)		4.2100	07/13/28	4,969,982
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D		7.8400	08/15/29	6,182,860
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D		6.2700	11/15/29	4,812,082
2,569,237	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D		1.5500	06/15/27	2,507,570
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)		4.0200	01/17/28	10,327,779
2,650,000	Exeter Automobile Receivables Trust 2022-1 Series 1A D		3.0200	06/15/28	2,607,822
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)		5.0200	10/15/29	3,864,038
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)		6.3400	10/15/29	5,914,595
3,653,000	Exeter Automobile Receivables Trust 2022-4 Series 4A D		5.9800	12/15/28	3,693,833
2,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)		3.3500	04/15/27	1,989,865
221,586	First Investors Auto Owner Trust 2021-1 Series 1A C(a)		1.1700	03/15/27	220,699
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)		1.6600	12/15/27	2,160,196
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)		3.7900	06/15/28	4,609,410
2,000,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)		5.4100	06/15/29	1,933,818
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)		8.7100	10/16/28	2,100,587
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)		7.7400	01/15/31	8,860,802
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.3980	04/17/28	1,004,268
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)		2.3300	08/17/26	3,647,589
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	1,968,519
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,957,481
234,264	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(a)		1.5800	01/15/27	233,755
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	3,608,237

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.4% (Continued)
	AUTO LOAN — 18.7% (Continued)
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	$4,872,683
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	4,107,369
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,693,501
					92,849,340
	CLO — 32.7%
3,000,000	AGL CLO 25 Ltd. Series 25A D(a),(b)	TSFR3M + 5.300%	9.9170	07/21/36	3,054,567
2,500,000	AGL CLO 29 Ltd. Series 29A A1(a),(b)	TSFR3M + 1.570%	6.1870	04/21/37	2,519,812
975,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	7.5790	04/20/31	975,301
5,000,000	Apidos CLO XXIX Series 29A B(a),(b)	TSFR3M + 2.162%	6.7870	07/25/30	5,000,210
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	7.3670	01/20/33	1,367,805
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	10.6290	04/20/34	3,530,013
2,700,000	Bain Capital Credit CLO 2022-1 Ltd. Series 1A A1(a),(b)	TSFR3M + 1.320%	5.9520	04/18/35	2,706,161
4,000,000	Battalion CLO XX Ltd. Series 20A C1(a),(b)	TSFR3M + 2.262%	6.9180	07/15/34	4,000,176
250,000	BlueMountain Fuji US Clo III Ltd. Series 3A C(a),(b)	TSFR3M + 1.962%	6.6180	01/15/30	250,635
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	7.9180	07/15/30	1,004,137
2,295,000	Carlyle Global Market Strategies CLO 2013-1 Ltd.(a),(b)	TSFR3M + 3.612%	8.1280	08/14/30	2,305,157
275,000	CARLYLE US CLO 2017-4 Ltd. Series 4A A2(a),(b)	TSFR3M + 1.662%	6.3180	01/15/30	275,328
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	6.4460	10/24/30	2,200,904
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	8.0460	10/24/30	3,018,717
2,300,000	CIFC Funding 2018-III Ltd. Series 3A C(a),(b)	TSFR3M + 2.162%	6.7940	07/18/31	2,308,278
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	6.7680	10/15/30	5,259,518
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	6.4850	11/15/28	1,001,214
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	7.3850	11/15/28	3,512,638
3,750,000	Dryden 70 CLO Ltd. Series 70A C(a),(b)	TSFR3M + 2.412%	7.0590	01/16/32	3,752,685
25,385	Dryden Senior Loan Fund Series 2017-47A A1R(a),(b)	TSFR3M + 1.242%	5.8980	04/15/28	25,385
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	6.6970	01/17/37	1,710,378
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	6.2670	10/20/36	5,542,009
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(a),(b)	TSFR3M + 3.412%	8.0290	04/20/34	2,765,032
1,500,000	Goldentree Loan Management US Clo 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	8.5110	10/20/34	1,499,945
6,400,000	GoldenTree Loan Management US CLO 16 Ltd. Series 16A CR(a),(b)	TSFR3M + 2.900%	7.5170	01/20/34	6,405,491
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A B(a),(b)	TSFR3M + 2.450%	7.0670	07/20/36	4,519,242
6,650,000	Goldentree Loan Management US Clo 3 Ltd. Series 3A D(a),(b)	TSFR3M + 3.112%	7.7290	04/20/30	6,667,077
5,000,000	Goldentree Loan Management US Clo 4 Ltd. Series 4A E(a),(b)	TSFR3M + 5.012%	9.6460	04/24/31	5,018,725

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.4% (Continued)
	CLO — 32.7% (Continued)
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	11.5890	04/20/34	$2,502,175
1,875,000	Halseypoint Clo 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	8.3510	01/30/35	1,875,936
1,250,000	ICG US CLO 2022-1i Ltd. Series 1A D1(a),(b)	TSFR3M + 4.060%	8.6770	07/20/35	1,252,655
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	7.6790	04/20/31	1,800,563
4,690,000	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	6.1670	10/20/29	4,700,881
500,000	MidOcean Credit CLO XII Ltd. Series 12A A1R(a),(b)	TSFR3M + 1.340%	5.9720	04/18/36	500,116
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	6.7680	10/15/29	2,000,068
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	6.7820	07/22/38	7,675,855
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	7.5790	01/19/32	2,007,172
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 32A CR(a),(b)	TSFR3M + 1.962%	6.5790	01/20/32	2,004,822
3,165,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	TSFR3M + 3.362%	7.9790	07/20/29	3,173,764
1,750,000	OCP CLO 2014-7 Ltd. Series 7A DRR(a),(b)	TSFR3M + 6.092%	10.7090	07/20/29	1,748,355
5,850,000	Octagon Investment Partners XXI Ltd. Series 1A BR3(a),(b)	TSFR3M + 2.012%	6.5280	02/14/31	5,851,802
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.900%	8.1140	07/21/37	5,592,060
2,500,000	Regatta XIII Funding Ltd. Series 2A CR(a),(b)	TSFR3M + 2.700%	7.3560	07/15/31	2,510,732
3,400,000	Regatta XV Funding Ltd. Series 4A C(a),(b)	TSFR3M + 3.562%	8.1870	10/25/31	3,409,007
62,500	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	5.6940	01/18/34	62,498
2,075,000	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	6.0890	07/20/32	2,078,974
6,250,000	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	10.8480	01/23/29	6,259,094
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	7.1440	04/18/31	2,300,179
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	6.6430	10/22/31	640,932
3,250,000	Venture 41 Clo Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	7.4790	01/20/34	3,270,306
1,250,000	Venture 41 Clo Ltd. Series 41A D(a),(b)	TSFR3M + 4.132%	8.7490	01/20/34	1,249,996
1,005,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	8.3880	04/15/34	987,939
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.8380	07/15/32	1,368,228
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	6.8180	10/15/30	5,238,823
2,425,000	Voya CLO 2014-1 Ltd.(a),(b)	TSFR3M + 3.062%	7.6940	04/18/31	2,432,144
2,505,000	Voya CLO 2015-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 2.612%	7.2440	01/18/29	2,521,899
2,000,000	Wind River 2021-2 CLO Ltd. Series 2A C(a),(b)	TSFR3M + 2.212%	6.8290	07/20/34	2,003,030
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	8.0290	07/20/34	1,247,499
					162,464,044

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.4% (Continued)
	RESIDENTIAL MORTGAGE — 0.0%(c)
38,562	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	TSFR1M + 0.714%	5.0530	02/25/57	$40,275
150,547	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(d)		2.7500	10/25/57	147,164
					187,439
	TOTAL ASSET BACKED SECURITIES (Cost $252,744,829)				255,500,823

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0%
	AUTOMOTIVE — 0.9%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	961,362
3,700,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	3,729,262
					4,690,624
	BANKING — 0.8%
3,995,000	Bank of America Corporation Series FF(d)	TSFR3M + 3.193%	5.8750	Perpetual	4,013,572

	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	333,733

	CABLE & SATELLITE — 0.8%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,950,395
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	964,739
					3,915,134
	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	727,822
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,448,022
					3,175,844
	COMMERCIAL SUPPORT SERVICES — 0.6%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,845,809

	CONSTRUCTION MATERIALS — 1.1%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,543,628
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,009,246
					5,552,874

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0% (Continued)
	CONSUMER SERVICES — 1.3%
3,885,000	Service Corp International		5.1250	06/01/29	$3,768,548
3,000,000	Service Corp International		5.7500	10/15/32	2,913,699
					6,682,247
	CONTAINERS & PACKAGING — 1.1%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,311,760
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,090,848
					5,402,608
	ELECTRIC UTILITIES — 0.6%
2,940,000	National Rural Utilities Cooperative Finance(d)	H15T5Y + 3.533%	7.1250	09/15/53	3,040,792

	ENGINEERING & CONSTRUCTION — 1.7%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,003,109
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,308,373
					8,311,482
	FOOD — 0.8%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,963,753

	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
3,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	3,209,124

	HEALTH CARE FACILITIES & SERVICES — 0.4%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,371,070

	HOME CONSTRUCTION — 0.4%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,801,204

	HOUSEHOLD PRODUCTS — 0.8%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,799,104

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
3,000,000	Goldman Sachs Group, Inc. (The)(d)	H15T5Y + 3.156%	7.5000	Perpetual	3,171,538
6,045,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	6,007,114
					9,178,652

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	$3,377,246

	MACHINERY — 1.1%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,722,551
2,000,000	Terex Corporation(a)		6.2500	10/15/32	1,962,851
					5,685,402
	METALS & MINING — 1.3%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,604,727
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,780,969
					6,385,696
	OIL & GAS PRODUCERS — 8.3%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,688,584
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,192,622
3,000,000	EQT Corporation		5.7500	02/01/34	2,988,422
3,250,000	Hess Midstream Operations, L.P. (a)		5.6250	02/15/26	3,241,578
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,030,522
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,475,917
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,337,334
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,226,915
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	712,366
4,200,000	Plains All American Pipeline, L.P. Series B(d)	TSFR3M + 4.372%	8.8950	Perpetual	4,189,844
2,000,000	SM Energy Company(a)		6.7500	08/01/29	1,981,695
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,282,204
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,821,460
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,879,473
					41,048,936
	PUBLISHING & BROADCASTING — 0.7%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,464,661
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,872,736
					3,337,397
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,957,848

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.0% (Continued)
	RETAIL - DISCRETIONARY — 1.2%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$1,342,977
945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	884,685
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	988,186
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	2,906,259
					6,122,107
	SEMICONDUCTORS — 1.2%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,180,978
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,947,766
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,007,567
					6,136,311
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	507,970

	SPECIALTY FINANCE — 0.6%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	2,845,666

	TECHNOLOGY SERVICES — 0.7%
3,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	3,321,095

	TRANSPORTATION & LOGISTICS — 0.4%
2,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	2,014,537

	TRANSPORTATION EQUIPMENT — 0.8%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,939,519
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	1,989,452
					3,928,971
	TOTAL CORPORATE BONDS (Cost $162,070,406)				158,956,808

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 4.9%
	CHEMICALS — 0.7%
3,451,419	HB Fuller Company(b)	TSFR1M + 2.000%	7.3300	02/15/30	3,479,479

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 4.9% (Continued)
	CONSTRUCTION MATERIALS — 0.8%
3,879,544	Quikrete Holdings, Inc.(b)	TSFR1M + 2.500%	7.8150	03/25/31	$3,882,376

	LEISURE FACILITIES & SERVICES — 0.4%
1,984,384	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.615%	8.1900	08/02/28	1,994,187

	LEISURE PRODUCTS — 1.0%
4,882,133	Hayward Industries, Inc.(b)	TSFR1M + 2.615%	8.1900	05/28/28	4,912,646

	MEDICAL EQUIPMENT & DEVICES — 0.1%
374,847	Avantor Funding, Inc.(b)	TSFR1M +3.000%	7.4300	11/08/27	377,424

	PUBLISHING & BROADCASTING — 0.3%
1,347,164	Nexstar Broadcasting, Inc.(b)	TSFR1M + 2.615%	7.9400	09/19/26	1,352,775

	RETAIL - DISCRETIONARY — 0.6%
3,000,000	Johnstone Supply, LLC(b)	TSFR1M + 3.000%	8.3210	05/16/31	3,012,825

	TECHNOLOGY HARDWARE — 0.4%
1,980,000	Ciena Corporation(b)	TSFR1M + 1.750%	7.3300	10/24/30	1,990,395

	TRANSPORTATION & LOGISTICS — 0.6%
2,992,500	Genesee & Wyoming, Inc.(b)	TSFR1M + 2.000%	6.6040	04/07/31	2,990,630

	TOTAL TERM LOANS (Cost $23,881,864)				23,992,737

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 7.8%
9,000,000	United States Treasury Note		1.5000	02/15/30	$7,815,586
26,500,000	United States Treasury Note		3.5000	02/15/33	24,802,197
6,500,000	United States Treasury Note		4.3750	05/15/34	6,403,516

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 7.8% (Continued)
	TOTAL TREASURY BONDS & NOTES (Cost $39,396,712)			$39,021,299

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
9,241,179	First American Government Obligations Fund, X, 4.38% (Cost $9,438,360)(e)			9,438,360

	TOTAL INVESTMENTS - 99.3% (Cost $496,613,127)			$493,482,592
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			3,310,023
	NET ASSETS - 100.0%			$496,792,615

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month

TSFR3M	TSFR1M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the total market value of 144A securities is 333,349,992 or 67.1% of net assets.

(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security; the rate shown represents the rate on December 31, 2024.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

ASSETS
Investment securities:
At cost	$496,613,127
At fair value	$493,482,592
Dividends and interest receivable	5,812,510
Receivable for fund shares sold	144,767
Prepaid expenses	69,203
TOTAL ASSETS	499,509,072

LIABILITIES
Payable for securities purchased	1,504,250
Payable for fund shares redeemed	1,001,576
Investment advisory fees payable	112,792
Payable to related parties	78,016
Accrued expenses and other liabilities	19,823
TOTAL LIABILITIES	2,716,457
NET ASSETS	$496,792,615

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$505,736,858
Accumulated losses	(8,944,243)
NET ASSETS	$496,792,615

Net Asset Value Per Share:
Class I Shares:
Net Assets	$108,986,149
Shares of beneficial interest outstanding *	11,286,254

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.66

Class I2 Shares:
Net Assets	$387,806,466
Shares of beneficial interest outstanding *	39,443,615

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.83

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

INVESTMENT INCOME
Dividends	$226,566
Interest, net of amortization and accretion	15,109,011
TOTAL INVESTMENT INCOME	15,335,577

EXPENSES
Investment advisory fees	956,153
Administrative services fees	225,279
Third party administration servicing fees	47,224
Transfer agent fees	33,762
Registration fees	32,200
Custodian fees	26,247
Compliance officer fees	15,490
Legal Fees	12,087
Printing and postage expenses	12,037
Audit fees	11,932
Trustees’ fees and expenses	7,816
Insurance expense	3,680
Other expenses	3,358
TOTAL EXPENSES	1,387,265

Less: Fees waived by the advisor	(313,199)

NET EXPENSES	1,074,066

NET INVESTMENT INCOME	14,261,511

REALIZED AND UNREALIZED GAIN LOSS FROM INVESTMENTS
Net realized gain from investments	43,763
Net change in unrealized appreciation on investments	416,495
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	460,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,721,769

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$14,261,511	$21,995,727
Net realized gain (loss) from investments	43,763	(1,554,840)
Net change in unrealized appreciation on investments	416,495	11,448,821
Net increase in net assets resulting from operations	14,721,769	31,889,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class A*	—	(83,182)
Class C*	—	(59,644)
Class I	(3,403,658)	(4,536,095)
Class I2	(11,343,704)	(17,185,743)
Net decrease in net assets from distributions to shareholders	(14,747,362)	(21,864,664)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A*	—	84,402
Class C*	—	39,994
Class I	23,617,068	45,466,186
Class I2	34,411,737	62,944,520
Reinvestment of distributions to shareholders:
Class A*	—	83,181
Class C*	—	59,644
Class I	3,367,920	4,480,780
Class I2	9,654,231	14,999,447
Payments for shares redeemed:
Class A*	—	(2,251,408)
Class C*	—	(1,787,746)
Class I	(16,429,945)	(17,282,337)
Class I2	(4,584,412)	(49,470,097)
Net increase in net assets from shares of beneficial interest	50,036,599	57,366,566

TOTAL INCREASE IN NET ASSETS	50,011,006	67,391,610

NET ASSETS
Beginning of Year/Period	446,781,609	379,389,999
End of Year/Period	$496,792,615	$446,781,609

*	As of the close of business on March 28, 2024, sales and operations of Classes A and C were suspended. Classes A and C were converted to Class I shares.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
SHARE ACTIVITY	(Unaudited)
Class A:*
Shares Sold	—	8,816
Shares Reinvested	—	8,738
Shares Redeemed	—	(233,132)
Net decrease in shares of beneficial interest outstanding	—	(215,578)

Class C:*
Shares Sold	—	4,170
Shares Reinvested	—	6,252
Shares Redeemed	—	(184,585)
Net decrease in shares of beneficial interest outstanding	—	(174,163)

Class I:
Shares Sold	2,421,076	4,703,128
Shares Reinvested	346,715	468,637
Shares Redeemed	(1,681,755)	(1,795,879)
Net increase in shares of beneficial interest outstanding	1,086,036	3,375,886

Class I2:
Shares Sold	3,456,211	6,432,372
Shares Reinvested	976,493	1,546,460
Shares Redeemed	(461,146)	(5,101,086)
Net increase in shares of beneficial interest outstanding	3,971,558	2,877,746

*	As of the close of business on March 28, 2024, sales and operations of Classes A and C were suspended. Classes A and C were converted to Class I shares.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Period Presented

	Class I

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.66		$9.42		$9.20		$10.08	$9.89	$9.97

Activity from investment operations:
Net investment income (1)	0.28		0.54		0.42		0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.02		0.26		0.25		(0.83)	0.22	(0.05)
Total from investment operations	0.03		0.80		0.67		(0.56)	0.51	0.25

Less distributions from:
Net investment income	(0.30)		(0.56)		(0.45)		(0.30)	(0.32)	(0.33)
Net realized gains	—		—		(0.00	) (2)	(0.02)	—	—
Total distributions	(0.30)		(0.56)		(0.45)		(0.32)	(0.32)	(0.33)

Net asset value, end of year/period	$9.66		$9.66		$9.42		$9.20	$10.08	$9.89
Total return (3)	3.25	% (7)	8.69	% (6)	7.50%		(5.69)%	5.19%	2.58%
Net assets, end of year/period (000s)	$108,986		$98,503		$64,313		$66,146	$86,471	$33,653

Ratio of gross expenses to average net assets (4,5)	0.58	% (8)	0.60%		0.60%		0.60%	0.60%	0.63%
Ratio of net expenses to average net assets (5)	0.58	% (8)	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	5.59	% (8)	5.58%		4.57%		2.67%	2.89%	3.07%

Portfolio Turnover Rate	2	% (7)	28%		35%		47%	73%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years/Period Presented

	Class I2

	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$9.82		$9.55	$9.30		$10.17	$9.95	$10.01

Activity from investment operations:
Net investment income (1)	0.29		0.56	0.45		0.29	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.02		0.27	0.25		(0.84)	0.22	(0.06)
Total from investment operations	0.31		0.83	0.70		(0.55)	0.54	0.27

Less distributions from:
Net investment income	(0.30)		(0.56)	(0.45)		(0.30)	(0.32)	(0.33)
Net realized gains	—		—	(0.00	) (2)	(0.02)	—	—
Total distributions	(0.30)		(0.56)	(0.45)		(0.32)	(0.32)	(0.33)

Net asset value, end of year/period	$9.83		$9.82	$9.55		$9.30	$10.17	$9.95
Total return (3)	3.19	% (6)	8.89%	7.74%		(5.54)%	5.46%	2.77%
Net assets, end of year/period(000s)	$387,806		$348,278	$311,396		$286,882	$259,922	$227,338

Ratio of gross expenses to average net assets (4,5)	0.58	% (7)	0.60%	0.60%		0.60%	0.60%	0.63%
Ratio of net expenses to average net assets (5)	0.41	% (7)	0.41%	0.40%		0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.76	% (7)	5.77%	4.78%		2.88%	3.10%	3.27%

Portfolio Turnover Rate	2	% (6)	28%	35%		47%	73%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(2)	Amount is less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of two classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012 and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks (i) income generation as a principal objective and (ii) capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective as of the close of business on March 28, 2024, sales and operations of Class A and C shares of the Fund’s were suspended. Classes A and C shares were converted to Class I shares. Class A transferred 201,874 shares and $1,954,364, and Class C transferred 169,333 shares and $1,642,359

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments- The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities- of comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2024, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,572,565	$—	$—	$6,572,565
Asset Backed Securities	—	255,500,823	—	255,500,823
Corporate Bonds	—	158,956,808	—	158,956,808
Term Loans	—	23,992,737	—	23,992,737
U.S. Treasury Bonds & Notes	—	39,021,299	—	39,021,299
Short-Term Investments	9,438,360	—	—	9,438,360
Total	$16,010,925	$477,471,667	$—	$493,482,592

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method, except certain securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2022, through June 30, 2024 or expected to be taken in the Fund’s June 30, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense of the Statement of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk – The stability and liquidity of many security transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk – The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $125,008,908 and $10,244,108 respectively. Cost of purchases and proceeds from sales of U.S. government securities, amounted to $14,578,281 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $956,153 in advisory fees for the six months ended December 31, 2024.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least November 1, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 0.60%, and 0.41%, of the daily average net assets attributable to Class I and Class I2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of the recoupment, whichever is lower. For the six months ended December 31, 2024, the Advisor waived fees in the amount of $313,199 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement on 60 days’ notice to the Advisor. For the year ended June 30, 2022, the Advisor waived fees in the amount of $576,426, which is subject to recapture through June 30, 2025, pursuant to the Waiver Agreement. For the year ended June 30, 2023, the Advisor waived fees in the amount of $597,100, which is subject to recapture through June 30, 2026, pursuant to the Waiver Agreement. For the year ended June 30, 2024, the Advisor waived fees in the amount of $593,794, which is subject to recapture through June 30, 2027, pursuant to the Waiver Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2024, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $496,973,405 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,287,163
Unrealized depreciation	(7,777,976)
Net unrealized depreciation	$(3,490,813)

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

	Fiscal Year Ended June	Fiscal Year Ended June
	30, 2024	30, 2023
Ordinary Income	$21,864,664	$17,685,281
Long-Term Capital Gain	—	83,007
Return of Capital	—	—
	$21,864,664	$17,768,288

As of June 30, 2024 the components of accumulated earnings on a tax basis were as follows:

					Unrealized	Total
Undistributed	Undistributed	Post October Loss	Capital Loss Carry	Other Book/Tax	Appreciation/	Accumulated
Ordinary Income	Long-Term Gains	and Late Year Loss	Forwards	Differences	(Deprecation)	Earnings/(Deficits)
$390,118	$—	$(654,734)	$(4,746,726)	$—	$(3,907,308)	$(8,918,650)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $654,734.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$527,858	$4,218,868	$4,746,726	$—

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily Bloomberg Short-Term Bank Yield Index plus applicable margin of 2.50%, per annum, on the outstanding principal balance. The PNC Bank agreement has extended from October 31, 2024, to October 31, 2025. For the six months ended December 31, 2024, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

BWD-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	3/5/2025

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	3/5/2025